(bullet) BT PYRAMID ANNUAL FUNDS (bullet)
                             ----------------------
                                 BT INVESTMENT
                               MONEY MARKET FUND
                             ----------------------

                                 ANNUAL REPORT
                             DECEMBER (bullet) 1997
                             ----------------------

BT Investment Money Market Fund

Table of Contents

            Letter to Shareholders                                       3

            BT Investment Money Market Fund
               Statement of Assets and Liabilities                       4
               Statement of Operations                                   4
               Statement of Changes in Net Assets                        5
               Financial Highlights                                      6
               Notes to Financial Statements                             7
               Report of Independent Accountants                         8

            Cash Management Portfolio
               Schedule of Portfolio Investments                         9
               Statement of Assets and Liabilities                      14
               Statement of Operations                                  14
               Statement of Changes in Net Assets                       15
               Financial Highlights                                     15
               Notes to Financial Statements                            16
               Report of Independent Accountants                        17

BT Investment Money Market Fund

Letter to Shareholders

By staying disciplined to the purchase of high quality instruments and actively adjusting duration and sector allocation as market conditions changed, the manager of the BT Investment Money Market Fund (the "Fund") was able to produce competitive yields. In fact, the Fund's annualized 7-day effective yield of 5.61% as of December 31, 1997 was higher than the 5.20% yield of the IBC First Tier Money Funds average.* The 7-day current net yield was 5.46% for the Fund as of December 31, 1997.

MARKET ACTIVITY
For virtually the entire year, the pace of economic growth remained above-trend and inflation was low. Unemployment continued to fall, putting pressure on labor costs, but productivity improvement was strong enough to more than offset the rising costs. Against this exceptional backdrop, the money markets were rather quiet, with yields remaining relatively stable and the money market yield curve reasonably flat.

--------------------------------------------------------------------------------
                             Investment Instruments
Bank obligations, commercial paper, U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.
--------------------------------------------------------------------------------

The only real interruption to this stability was early in the year. A rapidly growing economy in the first quarter, supported by strong consumer spending and home building, prompted the Federal Reserve Board to increase the Fed Funds rate from 5.25% to 5.50% on March 25, 1997--the first increase in over two years. Following this, inflationary pressures did not increase, signs pointed to a slowing economy, and the Federal Reserve Board remained on hold throughout the rest of the year. A high level of consumer confidence, strong employment gains and rising incomes further helped support the low price volatility within the money markets. Developments in the Far East overshadowed the ongoing favorable performance of the U.S. economy during the fourth quarter. However, to date, there has been little evidence of any meaningful impact of the turmoil abroad on domestic activity.

--------------------------------------------------------------------------------
                                    Objective
Seeks high current income consistent with liquidity and preservation of capital.
--------------------------------------------------------------------------------
INVESTMENT REVIEW
We held a somewhat defensive, shorter-than-benchmark average maturity position for the Fund throughout the first quarter of 1997, in anticipation of the late March rate hike. Once the Federal Reserve Board raised rates and economic growth waned, we moved to a more neutral stance in the portfolio. We then maintained a neutral to shorter-than-benchmark maturity throughout most of the rest of the year, as the Federal Reserve Board was seemingly on hold, and we saw no benefit in extending maturity along a flat yield curve. We did extend slightly at the end of the year to take advantage of the higher year-end rates generated by the financial turmoil in Asia. This duration strategy, along with a focus on adding value through what we call "spread product," e.g. floating rate notes, proved to be effective in producing highly competitive Fund returns.

--------------------------------------------------------------------------------
                                     Ratings
                                    S&P: AAAm
                                  Moody's: AAA
--------------------------------------------------------------------------------
MANAGER OUTLOOK
As we enter 1998, the underlying fundamentals impacting the consumer--a tight labor market, low inflation, low interest rates and strong economic growth--are similar to those of most of 1997. Current data also supports the notion that the Federal Reserve Board is on hold. However, the Asian crisis still looms, as the delayed effect of the retrenchment in the region may still filter into the U.S. Given this scenario, we expect the money market yield curve to remain flat. Seeing no reason to extend at this time, we intend to maintain a short-to-neutral average maturity for the near term.
--------------------------------------------------------------------------------
                           Status at December 31, 1997
                        Seven day effective yield: 5.61%
                            Average maturity: 39 days
                           Net Assets: $426.4 million
--------------------------------------------------------------------------------


                           [PIE CHART APPEARS BELOW]

                    Diversification of Portfolio Investments
                      By Asset Type as of December 31, 1997
                     (percentages are based on market value)


                           Certificates of Deposit 1%
                     Eurodollar Certificates of Deposit 9%
                       Yankee Certificates of Deposit 16%
                              Commercial Paper 43%
             Interest Bearing Commercial Paper & U.S. Treasuries 1%
                            Floating Rate Notes 12%
                          Eurodollar Time Deposits 12%
                            Repurchase Agreements 6%


We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the BT Investment Money Market Fund, and we look forward to continuing to serve your investment needs for many years ahead.


                              /S/ Darlene M. Rasel
                                Darlene M. Rasel
                            Portfolio Manager of the
                            Cash Management Portfolio
                                December 31, 1997

----------
* Past performance is not indicative of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

BT Investment Money Market Fund

Statement of Assets and Liabilities December 31, 1997

Assets
   Investment in Cash Management Portfolio, at Value                                                            $   425,346,726
   Receivable for Shares of Beneficial Interest Subscribed                                                            1,527,338
   Prepaid Expenses                                                                                                       2,428
                                                                                                                ---------------
Total Assets                                                                                                        426,876,492
                                                                                                                ---------------
Liabilities
   Due to Bankers Trust                                                                                                  61,086
   Payable for Shares of Beneficial Interest Redeemed                                                                       640
   Dividends Payable                                                                                                    382,796
   Accrued Expenses                                                                                                      48,577
                                                                                                                ---------------
Total Liabilities                                                                                                       493,099
                                                                                                                ---------------
Net Assets                                                                                                      $   426,383,393
                                                                                                                ===============
Shares Outstanding ($0.001par value per share, unlimited number of shares of beneficial interest authorized)        426,744,950
                                                                                                                ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)             $          1.00
                                                                                                                ===============
Composition of Net Assets
   Paid-in Capital                                                                                              $   426,744,950
   Accumulated Net Realized Loss from Investment Transactions                                                          (361,557)
                                                                                                                ---------------
Net Assets, December 31, 1997                                                                                   $   426,383,393
                                                                                                                ===============


Statement of Operations For the year ended December 31, 1997

Investment Income
   Income Allocated from Cash Management Portfolio, net                                                         $    23,846,328
                                                                                                                ---------------
Expenses
   Administration and Services Fees                                                                                   1,315,340
   Printing and Shareholder Reports                                                                                      16,000
   Registration Fees                                                                                                     42,082
   Professional Fees                                                                                                      9,610
   Trustees Fees                                                                                                          8,140
   Miscellaneous                                                                                                         10,905
                                                                                                                ---------------
   Total Expenses                                                                                                     1,402,077
   Less:  Expenses Absorbed by Bankers Trust                                                                           (656,718)
                                                                                                                ---------------
      Net Expenses                                                                                                      745,359
                                                                                                                ---------------
Net Investment Income                                                                                                23,100,969
Net Realized Loss from Investment Transactions                                                                           (4,211)
                                                                                                                ---------------
Net Increase in Net Assets from Operations                                                                      $    23,096,758
                                                                                                                ===============

                   See Notes to Financial Statements on Page 7

BT Investment Money Market Fund

Statement of Changes in Net Assets

                                                                                 For the             For the
                                                                               year ended          year ended
                                                                            December 31, 1997   December 31, 1996
                                                                            -----------------   -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                     $   23,100,969      $    28,149,112
   Net Realized Gain (Loss) from Investment Transactions                             (4,211)              20,415
                                                                             --------------      ---------------
Net Increase in Net Assets from Operations                                       23,096,758           28,169,527
                                                                             --------------      ---------------
Distributions to Shareholders
   Net Investment Income                                                        (23,100,969)         (28,149,112)
                                                                             --------------      ---------------
Capital Transactions in Shares of Beneficial Interest (at Net Asset Value of
  $1.00 per share)
   Proceeds from Sales of Shares                                              4,018,367,047        5,387,962,169
   Dividend Reinvestments                                                        19,778,676           24,900,009
   Cost of Shares Redeemed                                                   (4,027,919,343)      (5,643,193,645)
                                                                             --------------      ---------------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial
  Interest                                                                       10,226,380         (230,331,467)
                                                                             --------------      ---------------
Contribution of Capital
   Proceeds Contributed                                                                  --              562,004
                                                                             --------------      ---------------
Total Increase (Decrease) in Net Assets                                          10,222,169         (229,749,048)
Net Assets
Beginning of Year                                                               416,161,224          645,910,272
                                                                             --------------      ---------------
End of Year                                                                  $  426,383,393      $   416,161,224
                                                                             ==============      ===============


                   See Notes to Financial Statements on Page 7

BT Investment Money Market Fund

Financial Highlights

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the BT Investment Money Market Fund.

                                                                           For the years ended December 31,
                                                            -------------------------------------------------------------
                                                              1997         1996         1995          1994         1993
                                                              ----         ----         ----          ----         ----
Per Share Operating Performance:
Net Asset Value, Beginning of Period                        $  1.00      $  1.00      $  1.00      $   1.00     $   1.00
                                                            --------     --------     --------     ---------    ---------
Income from Investment Operations
   Net Investment Income                                       0.05         0.05         0.06          0.04         0.03
   Net Realized Gain (Loss) from Investment Transactions      (0.00)+       0.00+        0.00+        (0.01)        0.00+
                                                            --------     --------     --------     ---------    ---------
Total from Investment Operations                               0.05         0.05         0.06          0.03         0.03
                                                            --------     --------     --------     ---------    ---------
Contributions of Capital                                         --         0.00+          --          0.01          --
                                                            --------     --------     --------     ---------    ---------
Distributions to Shareholders
   Net Investment Income                                      (0.05)       (0.05)       (0.06)        (0.04)       (0.03)
   Net Realized Gain from Investment Transactions                --           --           --            --        (0.00)+
                                                            --------     --------     --------     ---------    ---------
Total Distributions                                           (0.05)       (0.05)       (0.06)        (0.04)       (0.03)
                                                            --------     --------     --------     ---------    ---------
Net Asset Value, End of Period                              $  1.00      $  1.00      $  1.00      $   1.00     $   1.00
                                                            ========     ========     ========     =========    ==========
Total Investment Return                                        5.40%        5.24%++      5.76%         4.05%++      2.91%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)                 $426,383     $ 416,161    $ 645,910    $ 976,472    $   1,953
   Ratios to Average Net Assets:
      Net Investment Income                                    5.27%        5.12%        5.62%         4.24%        2.87%
      Expenses, Including Expenses of the
        Cash Management Portfolio                              0.35%        0.35%        0.35%         0.35%        0.35%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust             0.17%        0.16%         0.16%        0.21%        2.91%

----------
 + Less than $0.01 per share.
++ Increased by approximately 0.10% and 0.81% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.


                   See Notes to Financial Statements on Page 7

BT Investment Money Market Fund

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies
A.  Organization
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Money Market Fund (the "Fund") is one of the investment funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 15, 1992. The Fund invests substantially all of its assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1997, the Fund's investment was approximately 11% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  Dividends
It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

D.  Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

E.  Other
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.30 of 1% of the Fund's average daily net assets. For the year ended December 31,1997, this fee aggregated $1,315,340.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1997, there were no reimbursable expenses incurred under this agreement. The Fund does not intend to charge 12b-1 fees in the future.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.17 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.35 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1997, expenses of the Fund have been reduced by $656,718.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Fund's Financial highlights for the year ended December 31, 1994 reflects its pro rata share of the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $6,337,496. In 1996, Bankers Trust contributed capital in the amount of $562,004 to reimburse the Fund for capital losses incurred in prior years.

Certain officers of the Fund are also directors, officers and/or employees of Edgewood. None of the officers so affiliated received compensation for services as officers of the Fund.

Note 3--Capital Loss Carryforward
At December 31, 1997, accumulated net realized capital loss carryforward available as a reduction against future net realized capital gains aggregated $357,355, which will expire in 2002 and $4,211, which will expire in 2005.


                   See Notes to Financial Statements on Page 16

BT Investment Money Market Fund

Report of Independent Accountants

To the Trustees of BT Pyramid Mutual Fund and Shareholders of the BT Investment Money Market Fund:

We have audited the accompanying statement of assets and liabilities of the BT Investment Money Market Fund (one of the Funds comprising BT Pyramid Mutual Funds) as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BT Investment Money Market Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                  Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 18, 1998

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997

Principal
 Amount               Description                                   Value
 ------               -----------                                   -----
              CERTIFICATE OF DEPOSIT - 0.62%
$25,000,000   J.P. Morgan, 5.80%, 6/22/98
  (Amortized Cost $25,000,000)                                $   25,000,000
                                                              --------------

              COMMERCIAL PAPER - 42.92%*
              Abbey National:
 25,000,000    5.495%, 3/31/98                                    24,660,378
 9,000,000     5.55%, 4/27/98                                      8,839,050

25,500,000    Alcatel Alsthom,
               6.10%, 1/06/98                                     25,478,396

              Asset Securitization Cooperative Corp.:
31,000,000     5.62%, 1/15/98                                     30,932,248
33,000,000     5.61%, 1/29/98                                     32,856,010
10,000,000     5.88%, 1/29/98                                      9,954,267
25,000,000     5.74%, 2/13/98                                     24,828,597
30,000,000     5.705%, 2/25/98                                    29,738,521
20,000,000     5.69%, 2/26/98                                     19,822,978

20,000,000    Australia Wheat Board,
               5.72%, 3/04/98                                     19,802,978

15,000,000    BBL North America,
               5.75%, 3/10/98                                     14,837,083

              BTR Dunlop:
10,000,000     5.69%, 2/17/98                                      9,925,714
10,000,000     5.68%, 2/26/98                                      9,911,644

45,000,000    Bank of Austria,
               5.72%, 3/17/98                                     44,463,750

              Bank of Nova Scotia:
10,000,000     5.667%, 2/17/98                                     9,926,014
25,000,000     5.727%, 3/02/98                                    24,761,375

30,000,000    Bayer Corp.,
               5.78%, 2/18/98                                     29,768,800

27,000,000    Bell Network,
               5.88%, 1/29/98                                     26,876,520

23,000,000    CAFCO,
               5.75%, 2/13/98                                     22,842,035

14,000,000    Caterpillar Financial,
               5.52%, 1/21/98                                     13,957,067



Principal
 Amount               Description                                   Value
 ------               -----------                                   -----
              Commonwealth Bank of Australia:
$12,000,000    5.54%, 4/30/98                                 $   11,780,247
10,000,000     5.56%, 4/30/98                                      9,816,211

10,000,000    Credit Suisse,
               5.72%, 3/12/98                                      9,888,778

              Daimler Benz:
28,000,000     5.73%, 2/27/98                                     27,745,970
15,000,000     5.72%, 3/24/98                                     14,804,567

              Delaware Funding Corp.:
15,770,000     5.52%, 1/12/98                                     15,743,401
12,600,000     5.95%, 1/15/98                                     12,570,845
25,000,000     5.95%, 1/16/98                                     24,938,021
10,000,000     5.72%, 1/28/98                                      9,957,100
16,219,000     5.85%, 1/30/98                                     16,142,568
22,511,000     5.85%, 2/12/98                                     22,357,362

60,000,000    Ford Motor Credit,
               5.60%, 1/16/98                                     59,860,000

              General Electric Capital Corp.:
25,000,000     5.57%, 1/23/98                                     24,914,903
 5,000,000     5.54%, 1/30/98                                      4,977,686
25,000,000     5.61%, 2/06/98                                     24,859,750
20,000,000     5.70%, 2/18/98                                     19,848,000
10,000,000     5.73%, 2/27/98                                      9,909,275
25,000,000     5.71%, 4/17/98                                     24,579,681
10,000,000     5.57%, 5/05/98                                      9,808,144

              Goldman Sachs:
10,000,000     5.60%, 1/20/98                                      9,970,444
59,500,000     5.85%, 1/30/98                                     59,219,606
21,000,000     5.72%, 3/16/98                                     20,753,087

 4,000,000    Hitachi America,
               5.57%, 4/10/98                                      3,938,730

20,000,000    Kingdom of Sweden,
               5.52%, 3/16/98                                     19,773,067

25,000,000    Kreditbank,
               5.53%, 1/22/98                                     24,919,354

10,000,000    MCI Communications,
               5.55%, 1/15/98                                      9,978,417

13,000,000    Manitoba Hydro Electric,
               5.68%, 4/16/98                                     12,784,633


                  See Notes to Financial Statements on Page 15

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997

Principal
 Amount               Description                                   Value
 ------               -----------                                   -----
              Merrill Lynch & Co.:
$25,000,000    5.52%, 1/15/98                                 $   24,946,333
28,000,000     5.57%, 1/16/98                                     27,935,017
15,000,000     5.62%, 1/21/98                                     14,953,167
20,000,000     5.61%, 1/30/98                                     19,909,617
15,000,000     5.60%, 2/11/98                                     14,904,333
 8,000,000     5.71%, 2/25/98                                      7,930,211
30,000,000     5.75%, 3/13/98                                     29,659,792
10,000,000     5.57%, 5/05/98                                      9,808,144

              Morgan Guaranty,
40,000,000     5.69%, 4/15/98                                     39,342,489

              Morgan Stanley Group Inc.:
10,000,000     5.90%, 1/28/98                                      9,955,750
28,000,000     5.75%, 2/18/98                                     27,785,333
35,000,000     5.70%, 2/23/98                                     34,706,292

60,000,000    Motorola,
               5.65%, 2/04/98                                     59,679,833

 4,500,000    National Australia Funding,
               5.55%, 1/09/98                                      4,494,450

              National Rural Utility Cooperative
               Financial Corp.:
10,000,000     5.53%, 2/06/98                                      9,944,700
10,000,000     5.692%, 4/21/98                                     9,826,078

18,000,000    Norwest,
               5.72%, 2/27/98                                     17,836,980

15,000,000    Pacific Dunlop Holdings,
               6.15%, 1/07/98                                     14,984,625

28,000,000    Panasonic Finance,
               6.07%, 1/21/98                                     27,905,578

25,000,000    Province of Quebec,
               5.57%, 3/05/98                                     24,756,312

              Rabobank:
10,000,000     5.56%, 1/29/98                                      9,956,756
25,000,000     5.54%, 4/30/98                                     24,542,181

              Receivables Capital Corp.:
 5,000,000     5.92%, 1/05/98                                      4,996,711
22,000,000     5.93%, 1/30/98                                     21,894,907
17,000,000     5.96%, 1/30/98                                     16,918,381
10,000,000     5.79%, 2/10/98                                      9,935,667
10,000,000     5.74%, 2/18/98                                      9,923,467
27,401,000     5.76%, 2/20/98                                     27,181,792
40,000,000     5.77%, 2/20/98                                     39,679,444
14,000,000     5.813%, 2/25/98                                    13,875,666


Principal
 Amount               Description                                   Value
 ------               -----------                                   -----
$50,000,000   SBC Communications, Inc.,
               6.70%, 1/02/98                                 $   49,990,694

11,500,000    Schering Plough,
               5.70%, 4/21/98                                     11,299,708

60,000,000    Smith Barney Shearson,
               5.62%, 2/17/98                                     59,559,767

              Sony Capital Corp.:
10,000,000     5.88%, 1/30/98                                      9,952,633
18,000,000     5.90%, 2/12/98                                     17,876,100
15,000,000     5.93%, 2/23/98                                     14,869,046

10,000,000    Westpac Capital Corp.,
               5.73%, 3/09/98                                      9,893,358
                                                              --------------

Total Commercial Paper
  (Amortized Cost $1,733,634,584)                              1,733,634,584
                                                              --------------

              COMMERCIAL PAPER
              (INTEREST BEARING) - 1.24%
50,000,000    General Electric Capital Corp.,
               6.002%, 1/02/98
  (Amortized Cost $50,000,000)                                    50,000,000
                                                              --------------

              EURODOLLAR CERTIFICATES OF
              DEPOSIT - 8.98%
              Abbey National:
20,000,000     5.76%, 2/17/98                                     19,999,671
33,000,000     5.77%, 2/27/98                                     32,996,828

20,000,000    Australia and New Zealand Bank,
               5.75%, 2/17/98                                     20,000,392

              Banco Bilbao Vizcaya:
20,000,000     5.80%, 1/14/98                                     20,000,188
 4,000,000     5.65%, 1/20/98                                      4,000,021
15,000,000     5.81%, 3/16/98                                     15,000,304

23,000,000    Banco Santander,
               5.79%, 1/20/98                                     23,000,240

21,000,000    Bank of Tokyo-Mitsubishi,
               5.80%, 1/26/98                                     21,000,037

35,000,000    Banque Nationale de Paris,
               5.82%, 3/05/98                                     35,000,604

              Barclays Bank:
20,000,000     5.60%, 1/07/98                                     19,999,848
50,000,000     5.66%, 2/12/98                                     50,000,000

                  See Notes to Financial Statements on Page 16

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997


Principal
 Amount               Description                                   Value
 ------               -----------                                   -----
$10,000,000   Bayerische Landesbank,
               5.66%, 1/29/98                                 $    9,998,251

11,000,000    Bayerische Vereinbank,
               5.67%, 2/23/98                                     10,999,986

15,000,000    Credit Anstaldt,
               5.66%, 1/07/98                                     15,000,109

              International Nederlander Funding:
 9,000,000     5.64%, 1/14/98                                      8,999,968
11,000,000     5.65%, 1/16/98                                     11,000,022

15,000,000    J.P. Morgan,
               5.80%, 6/17/98                                     15,005,466

 8,000,000    Rabobank,
               5.675%, 2/12/98                                     7,999,125

              Svenska Handelbanken:
10,000,000     5.62%, 1/09/98                                      9,999,924
13,000,000     5.82%, 3/17/98                                     12,999,874
                                                              --------------

Total Eurodollar Certificates of Deposit
  (Amortized Cost $363,000,858)                                  363,000,858
                                                              --------------

              EURODOLLAR TIME DEPOSIT - 12.58%
70,000,000    Banco Santander,
               5.70%, 1/29/98                                     70,000,000

25,000,000    Bank of America,
               5.67%, 1/29/98                                     25,000,000

100,000,000   Bank of Nova Scotia,
               7.00%, 1/02/98                                    100,000,000

              Bank of Tokyo-Mitsubishi:
20,000,000     5.75%, 1/05/98                                     20,000,000
10,000,000     5.75%, 1/16/98                                     10,000,000

35,000,000    Canadian Imperial Bank,
               6.75%, 1/02/98                                     35,000,000

25,000,000    Den Danske,
               5.73%, 1/27/98                                     25,000,000

              International Nederlanden:
40,000,000     5.70%, 1/02/98                                     40,000,000
20,000,000     5.68%, 1/14/98                                     20,000,000
25,000,000     5.75%, 1/26/98                                     25,000,000

30,000,000    National Australia,
               5.84%, 3/04/98                                     30,000,000



Principal
 Amount               Description                                   Value
 ------               -----------                                   -----
$25,000,000   Nordeutsche Landesbank,
               5.781%, 3/27/98                                $   25,000,000

35,000,000    Royal Bank of Scotland,
               5.687%, 2/12/98                                    35,000,000

23,031,762    Suntrust Bank,
               5.00%, 1/02/98                                     23,031,762

25,000,000    Svenska Handelbanken,
               5.687%, 1/30/98                                    25,000,000
                                                              --------------

Total Eurodollar Time Deposits
  (Amortized Cost $508,031,762)                                  508,031,762
                                                              --------------

              FLOATING RATE NOTES - 11.48%
              American Express Centurion Bank:
               Monthly Variable Rate,
20,000,000     5.97%, 03/06/98                                    20,000,000
 20,000,000    5.928%, 9/25/98                                    20,000,000

25,000,000    Associates Corp.:
               Quarterly Variable Rate,
               5.55%, 1/04/99                                     24,987,796

11,000,000    Bank of America:
               Quarterly Variable Rate,
               6.10%, 6/30/98                                     10,995,420

50,000,000    Bayerische Landesbank:
               Monthly Variable Rate,
               5.838%, 6/26/98                                    49,981,243

 8,000,000    Bear Stearns Co.:
               Monthly Variable Rate,
               6.118%, 4/28/98                                     8,004,019

 5,000,000    Chase Manhattan Bank:
               Quarterly Variable Rate,
               5.877%, 11/10/98                                    5,007,561

35,000,000    Comerica:
               Monthly Variable Rate,
               5.90%, 2/05/98                                     34,997,730

20,000,000    Corestates Bank:
               Monthly Variable Rate,
               5.96%, 2/02/98                                     20,000,000

20,000,000    General Electric Capital Corporation:
               Quarterly Variable Rate,
               5.82%, 1/23/98                                     20,000,000


                  See Notes to Financial Statements on Page 16

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997


Principal
 Amount               Description                                   Value
 ------               -----------                                   -----
$40,000,000   Key Bank:
               Monthly Variable Rate,
               5.854%, 3/19/98                                $   39,993,801

              Mellon Bank:
               Quarterly Variable Rate,
10,000,000     5.846%, 6/16/98                                    10,000,000
 15,000,000    5.795%, 11/17/98                                   15,000,000

25,000,000    Merrill Lynch & Co.:
               Monthly Variable Rate,
               5.98%, 2/06/98                                     24,999,517

              Morgan Stanley:
               Quarterly Variable Rate,
40,000,000     5.96%, 1/30/98                                     40,000,000
 10,000,000    5.825%, 5/18/98                                    10,000,000

15,000,000    National City Cleveland:
               Monthly Variable Rate,
               5.85%, 2/18/98                                     14,998,571

              PNC Bank:
               Monthly Variable Rate,
40,000,000     5.878%, 1/09/98                                    39,999,486
 20,000,000    5.868%, 5/27/98                                    19,995,331

10,000,000    Societe Generale:
               Quarterly Variable Rate,
               6.17%, 6/11/98                                      9,998,602

25,000,000    Student Loan Marketing Association:
               Weekly Variable Rate,
               5.619%, 9/28/98                                    24,998,152
                                                              --------------

Total Floating Rate Notes
  (Amortized Cost $463,957,229)                                  463,957,229
                                                              --------------

              REPURCHASE AGREEMENTS - 6.19%
150,000,000   Tri-Party Repurchase Agreement
               with Chase Manhattan Bank
               Corp., Dated 12/31/97, Daily
               Variable Rate, Principal amount
               of $150,000,000, Interest
               amount varies dependent on
               rate, Due 1/07/98,
               (Collateralized by FNMA, Par
               Value of $159,343,563, Coupon
               rates of 6.00% to 9.50%, Due
               from 1/01/98 to 9/01/27,
               Value of $153,000,279)                            150,000,000



Principal
 Amount               Description                                   Value
 ------               -----------                                   -----
$100,000,000   Tri-Party Repurchase Agreement
               with Goldman Sachs & Co.,
               Dated 12/31/97, 6.80%,
               Principal & Interest in the
               amount of $100,037,778,
               Due 1/02/98,
               (Collateralized by FGLMC,
               Par Value of $159,831,991,
               Coupon rates of 6.00% to
               8.50%, Due from 2/01/00 to
               12/01/27,
               Value of $102,000,000)                         $  100,000,000
                                                              --------------

Total Repurchase Agreements
  (Amortized Cost $250,000,000)                                  250,000,000
                                                              --------------

              U.S. TREASURY AGENCY NOTES - 0.25%
10,000,000    U.S. Treasury Note,
               6.125%, 8/31/98
  (Amortized Cost $10,030,010)                                    10,030,010
                                                              --------------

              YANKEE CERTIFICATES OF DEPOSIT - 16.46%
35,000,000    ABN Amro Bank,
               5.68%, 2/02/98                                     35,000,506

25,000,000    Bank of Scotland,
               5.77%, 2/23/98                                     25,000,000

30,000,000    Bank of Tokyo-Mitsubishi,
               6.23%, 4/02/98                                     30,000,000

25,000,000    Bayerische Hypotheka,
               5.77%, 2/20/98                                     25,000,000

15,000,000    Canadian Imperial Bank of Commerce,
               5.79%, 4/22/98                                     15,000,000

              Commerz Bank:
43,000,000     5.59%, 1/07/98                                     43,000,000
 6,000,000     5.63%, 1/14/98                                      6,000,000

              Dresdner Bank:
50,000,000     6.125%, 1/06/98                                    50,000,000
10,000,000     5.93%, 4/09/98                                     10,002,739

              J.P. Morgan:
 2,000,000     5.92%, 3/19/98                                      2,000,264
11,000,000     5.94%, 3/20/98                                     11,001,943

              National Westminster Bank:
25,000,000     5.69%, 1/23/98                                     25,000,000
10,000,000     5.77%, 3/03/98                                      9,997,661


                  See Notes to Financial Statements on Page 16

Cash Management Portfolio

Schedule of Portfolio Investments December 31, 1997


Principal
 Amount               Description                                   Value
 ------               -----------                                   -----
$14,000,000   Rabobank,
               5.97%, 3/20/98                                 $   13,996,148

              Sanwa Bank:
21,000,000     5.755%, 1/22/98                                    21,000,060
10,000,000     5.76%, 1/22/98                                     10,000,057

              Societe Generale:
35,000,000     5.78%, 2/27/98                                     35,000,000
40,000,000     5.80%, 3/09/98                                     40,000,000
 4,000,000     5.97%, 3/18/98                                      4,001,147
25,000,000     5.81%, 6/16/98                                     25,001,120



Principal
 Amount               Description                                   Value
 ------               -----------                                   -----
              Swiss Bank Corp.:
$49,000,000    5.64%, 1/14/98                                 $   49,000,000
20,000,000     5.76%, 2/20/98                                     20,000,000
50,000,000     5.76%, 2/25/98                                     50,000,000
 5,000,000     5.73%, 3/17/98                                      5,000,360

              Westdeutsche Landesbank:
30,000,000     6.25%, 1/09/98                                     30,000,000
75,000,000     5.67%, 2/06/98                                     75,000,000
                                                              --------------

Total Yankee Certificates of Deposit
  (Amortized Cost $665,002,005)                                  665,002,005
                                                              --------------

Total Investments
  (Amortized Cost $4,068,656,448)                   100.72%   $4,068,656,448
Liabilities in Excess of Other Assets                (0.72)%     (28,931,473)
                                                    --------  --------------
Net Assets                                          100.00%   $4,039,724,975
                                                    ========= ==============

----------
* Interest rates for Commercial Paper represent discount rates at the time of purchase.


                  See Notes to Financial Statements on Page 16

Cash Management Portfolio

Statement of Assets and Liabilities December 31, 1997


Assets
   Investments, at Value                                                                         $ 4,068,656,448
   Interest Receivable                                                                                16,411,303
   Prepaid Expenses and Other                                                                            461,532
                                                                                                 ---------------
Total Assets                                                                                       4,085,529,283
                                                                                                 ---------------
Liabilities
   Due to Bankers Trust                                                                                  708,486
   Payable for Securities Purchased                                                                   45,051,382
   Accrued Expenses and Other                                                                             44,440
                                                                                                 ---------------
Total Liabilities                                                                                     45,804,308
                                                                                                 ---------------
Net Assets                                                                                       $ 4,039,724,975
                                                                                                 ===============
Composition of Net Assets
   Paid-in Capital                                                                               $ 4,039,724,975
                                                                                                 ---------------
Net Assets, December 31, 1997                                                                    $ 4,039,724,975
                                                                                                 ===============


Statement of Operations For the year ended December 31, 1997

Investment Income
   Interest                                                                                      $   244,875,536
                                                                                                 ---------------
Expenses
   Advisory Fees                                                                                       6,544,181
   Administration and Services Fees                                                                    2,181,394
   Professional Fees                                                                                      31,250
   Trustees Fees                                                                                           2,100
   Miscellaneous                                                                                          34,622
                                                                                                 ---------------
   Total Expenses                                                                                      8,793,547
   Less:  Expenses Absorbed by Bankers Trust                                                            (940,530)
                                                                                                 ---------------
      Net Expenses                                                                                     7,853,017
                                                                                                 ---------------
Net Investment Income                                                                                237,022,519
                                                                                                 ---------------
Net Realized Loss from Investment Transactions                                                           (41,207)
                                                                                                 ---------------
Net Increase in Net Assets from Operations                                                       $   236,981,312
                                                                                                 ===============


                   See Notes to Financial Statements on Page 16

Cash Management Portfolio

Statement of Changes in Net Assets

                                                                                 For the             For the
                                                                               year ended          year ended
                                                                            December 31, 1997    December 31, 1996
                                                                            -----------------    -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                     $  237,022,519      $   173,497,388
   Net Realized Gain (Loss) from Investment Transactions                            (41,207)             102,443
                                                                             --------------      ---------------
Net Increase in Net Assets from Operations                                      236,981,312          173,599,831
                                                                             --------------      ---------------
Capital Transactions
   Proceeds from Capital Invested                                            25,687,643,529       20,303,004,962
   Value of Capital Withdrawn                                                (25,146,809,558)    (19,831,740,806)
                                                                             --------------      ---------------
Net Increase in Net Assets from Capital Transactions                            540,833,971          471,264,156
                                                                             --------------      ---------------
Contribution of Capital
   Proceeds Contributed                                                                  --            1,113,488
                                                                             --------------      ---------------
Total Increase in Net Assets                                                    777,815,283          645,977,475
Net Assets
Beginning of Year                                                             3,261,909,692        2,615,932,217
                                                                             --------------      ---------------
End of Year                                                                  $4,039,724,975      $ 3,261,909,692
                                                                             ==============      ===============


Financial Highlights

Contained below are selected ratios and supplemental data for each of the years indicated for the Cash Management Portfolio.


                                                                  For the years ended December 31,
                                                    -----------------------------------------------------------
                                                      1997         1996         1995          1994        1993
                                                      ----         ----         ----          ----        ----
Supplemental Data and Ratios:
   Net Assets, End of Year (000s omitted)           $4,039,725   $3,261,910   $2,615,932   $2,735,025   $1,930,075
   Ratios to Average Net Assets:
      Net Investment Income                            5.43%        5.27%        5.77%         4.24%       3.06%
      Expenses                                         0.18%        0.18%        0.18%         0.18%       0.20%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust     0.02%        0.02%        0.02%         0.02%       0.00%+

----------
+  Less than 0.01%.


                   See Notes to Financial Statements on Page 16

Cash Management Portfolio

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies
A.  Organization
The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation
Investments are valued at amortized cost, which is in accordance to Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $2,181,394.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31,1997, this fee aggregated $6,544,181.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
0.18 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1997, expenses of the Portfolio have been reduced by $940,530.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Financial Highlights for the year ended December 31, 1994 reflects the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663. In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

Certain officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc., distributor of the BTPyramid Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

Cash Management Portfolio

Report of Independent Accountants

To the Trustees and Holders of Beneficial Interest of the Cash
Management Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Cash Management Portfolio as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                    Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 18, 1998

                      This page intentionally left blank.

                      This page intentionally left blank.

BT PYRAMID MUTUAL FUNDS
BT INVESTMENT MONEY MARKET FUND


Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO 64105

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY 10022

                                ---------------
          For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by the Fund's current prospectus.
                                ---------------

                                                                Cusip #055847206
                                                                STA460200 (2/98)